John Hancock Dynamic Municipal Bond ETF Expense Example - John Hancock Dynamic Municipal Bond ETF - None or SAME	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 919